UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.2% (0.1% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$685,952
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.8% (1.8% of Total Investments)
60	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	61,268
	5.800%, 6/01/23
685	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	691,384
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,038,340
	5.750%, 6/01/33
635	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	639,312
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
3,095	4.750%, 6/01/22	6/16 at 100.00	BBB	3,058,108
930	5.000%, 6/01/26	6/16 at 100.00	BBB	912,144

6,405	Total Consumer Staples			6,400,556

	Education and Civic Organizations – 16.0% (10.5% of Total Investments)
1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	12/09 at 101.00	AA	1,634,610
	1999A, 6.750%, 12/01/29 – RAAI Insured
2,700	Brookhaven Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s College,	12/07 at 101.00	A3	2,770,362
	Series 2000, 6.000%, 12/01/20
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/08 at 101.00	BBB–	1,293,866
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	89,337
	University, Series 2006, 5.000%, 5/01/23
1,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	1,092,780
	System, Series 1993B, 6.000%, 7/01/14 – FSA Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	2,355,977
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	806,774
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
580	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	613,408
	Series 2000, 5.375%, 7/01/20 – FSA Insured
8,345	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	8,891,679
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,334,375
1,000	6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	AA	1,069,700
3,810	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	4,066,604
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,799,550
	Facilities, Series 1993A, 5.875%, 5/15/17
	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue
	Bonds, City University System, Series 1998-2:
1,490	5.000%, 7/01/17 – FSA Insured	7/08 at 101.00	AAA	1,529,262
475	5.000%, 7/01/18 – FSA Insured	7/08 at 101.00	AAA	487,336
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	637,051
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/09 at 102.00	AA	1,036,900
2,365	5.375%, 6/01/24 – RAAI Insured	6/09 at 102.00	AA	2,445,315
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	580,267
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	867,468
	Greater New York, Series 2002, 5.250%, 8/01/21
750	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	796,928
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured

35,055	Total Education and Civic Organizations			37,199,549

	Financials – 0.4% (0.3% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	Aa3	1,066,170
	2005, 5.250%, 10/01/35

	Health Care – 17.9% (11.8% of Total Investments)
50	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	49,899
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	2/08 at 102.00	AA–	1,036,940
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,260,441
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,748,331
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
4,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	4,474,665
	Hospital, Series 2005, 4.900%, 8/15/31
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	4,034,063
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,398,160
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	1,214,964
	Group, Series 2001, 5.500%, 7/01/30
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,847,404
	Center, Series 2006-1, 5.000%, 7/01/35
3,400	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	3,621,034
	Group, Series 2000A, 6.500%, 7/01/25
4,090	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	4,337,445
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,291,762
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	922,311
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,051,860
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,314,825
745	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	752,375
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
740	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	750,974
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
1,320	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/06 at 100.00	AAA	1,330,362
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	BB	1,139,457
	Series 2001A, 7.125%, 7/01/31

40,030	Total Health Care			41,577,272

	Housing/Multifamily – 6.7% (4.4% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	4,677,497
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,653,068
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,052,920
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	932,805
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	459,068
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,549,980
	Series 2004A, 5.250%, 11/01/30
1,160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	1,142,762
	Series 2005F-1, 4.750%, 11/01/35
1,585	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage	8/06 at 100.00	Aa1	1,587,932
	Program, Series 1992A, 7.000%, 8/15/12 (Alternative Minimum Tax)
390	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 1989B,	11/06 at 100.00	AAA	399,922
	7.550%, 11/01/29 – AMBAC Insured (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/09 at 101.00	Aa1	1,134,507
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

15,235	Total Housing/Multifamily			15,590,461

	Housing/Single Family – 5.4% (3.6% of Total Investments)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,223,235
	(Alternative Minimum Tax)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	1,271,175
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	351,355
	(Alternative Minimum Tax)
6,985	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	7,126,097
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,649,459
	(Alternative Minimum Tax)

12,540	Total Housing/Single Family			12,621,321

	Long-Term Care – 6.9% (4.5% of Total Investments)
2,945	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	3,035,647
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,569,765
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	A	1,475,760
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	A	50,738
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	A	423,385
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,409,076
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
1,035	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/06 at 102.00	AA+	1,057,263
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic	2/09 at 101.00	AAA	2,856,797
	Facility Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49
4,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	2/08 at 102.00	AAA	4,164,960
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

15,455	Total Long-Term Care			16,043,391

	Tax Obligation/General – 5.8% (3.8% of Total Investments)
1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	1,899,576
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
2,500	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	2,600,050
1,000	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,036,490
1,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	1,682,464
	FSA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	3,119,490
	XLCA Insured
1,350	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	1,409,009
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	211,414
200	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	211,414
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	1/08 at 100.00	A3	761,903
500	5.250%, 7/01/24	1/08 at 100.00	A3	507,935

12,900	Total Tax Obligation/General			13,439,745

	Tax Obligation/Limited – 30.1% (19.8% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,473,224
250	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	255,545
	2005A, 5.000%, 7/01/25 – CIFG Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
35	5.875%, 2/15/18 – FSA Insured	8/10 at 100.00	AAA	37,434
30	5.875%, 2/15/19 – FSA Insured	8/10 at 100.00	AAA	32,086
40	5.875%, 8/15/19 – FSA Insured	8/10 at 100.00	AAA	42,782
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – FSA Insured	8/11 at 100.00	AAA	1,330,552
1,385	5.250%, 8/15/18 – FSA Insured	8/11 at 100.00	AAA	1,456,771
955	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	975,408
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,029,240
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	714,329
	2005F, 5.000%, 3/15/21 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	5,239,700
2,500	5.000%, 11/15/30	11/12 at 100.00	AA–	2,530,475
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,430,367
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,044,000
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	1,322,906
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,733,491
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,034,570
2,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,756,695
2,125	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,191,024
1,520	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,561,952
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,733,251
	Series 2003E, 5.000%, 2/01/23
1,800	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,820,322
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,027,930
	2003A, 5.000%, 3/15/21
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,068,103
	Development and Housing, Series 2006A, 5.000%, 3/15/36
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	6,227,088
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	6,699,420
	5.125%, 3/15/21
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	7,038,752
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,182,970
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
4,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/17 at 100.00	AA–	4,232,320
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB	3,783,630
	6.500%, 10/01/24

66,795	Total Tax Obligation/Limited			70,006,337

	Transportation – 13.3% (8.7% of Total Investments)
1,225	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,261,444
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	1,590,705
	5.000%, 11/15/15 – FGIC Insured
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	Ba2	1,796,013
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
2,830	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	2,895,911
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,100	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,129,282
3,100	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	3,175,640
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	1,046,720
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	2,365,251
1,080	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	1,105,996
1,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	1,984,290
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/06 at 102.00	CCC	2,008,156
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,054,640
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	5,897,890
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	2,532,528
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – MBIA Insured

30,150	Total Transportation			30,844,466

	U.S. Guaranteed – 25.8% (17.0% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	166,828
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	166,828
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	193,736
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,076,320
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
1,200	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,296,684
	2003A, 5.375%, 3/15/22 (Pre-refunded 3/15/13)
5,535	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	5,880,827
	Facilities, Series 2002A, 5.000%, 5/15/17 (Pre-refunded 5/15/12) – FGIC Insured
870	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	943,193
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	543,070
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,500	5.750%, 6/15/17 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,636,725
1,500	5.750%, 6/15/18 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,636,725
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,146,600
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
400	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	433,652
665	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	712,674
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB– (4)	2,705,625
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	1,390,350
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	2,137,780
	Bonds, Fiscal Series 2001A, 5.500%, 6/15/33 (Pre-refunded 6/15/10)
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/19 at 100.00	AAA	1,061,140
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) – AMBAC Insured
245	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	264,384
	5.800%, 6/01/23 (Pre-refunded 6/01/10)
1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	1,610,355
	Series 2003A, 5.250%, 4/01/22 (Pre-refunded 4/01/13) – MBIA Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,123,135
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State
	Facilities and Equipment, Series 2002A:
2,860	5.375%, 3/15/19 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	3,067,350
2,000	5.375%, 3/15/20 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	2,145,000
2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,336,239
	Series 1994, 8.000%, 11/01/09 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,703,840
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,424,600
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
3,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	4,043,025
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	3,341,610
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	2,805,944
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

55,455	Total U.S. Guaranteed			59,994,239

	Utilities – 13.5% (8.9% of Total Investments)
1,125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	1,156,657
	5.125%, 12/01/22 – FSA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A–	5,220,550
	5.375%, 9/01/25
3,650	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	3,837,500
	5.000%, 9/01/15 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	3,204,005
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	3,201,494
2,500	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	2,503,850
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
4,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,112,920
	New York State Power Authority, General Revenue Bonds, Series 2006A:
1,225	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,284,265
820	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	857,105
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	2,072,540
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/09 at 101.00	N/R	3,849,000
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

30,520	Total Utilities			31,299,886

	Water and Sewer – 7.3% (4.8% of Total Investments)
700	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001,	8/11 at 101.00	AA	721,784
	5.150%, 8/01/22
2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	2,705,104
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,139,120
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	2,364,508
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,000	5.250%, 11/15/17	11/12 at 100.00	AAA	1,064,760
3,345	5.250%, 11/15/19	11/12 at 100.00	AAA	3,561,622
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,327,595

15,825	Total Water and Sewer			16,884,493

$ 338,050	Total Investments (cost $341,998,802) – 152.1%			353,653,838

	Other Assets Less Liabilities – 1.4%			3,158,305

	Preferred Shares, at Liquidation Value – (53.5)%			(124,300,000)

	Net Assets Applicable to Common Shares – 100%			$232,512,143

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $341,698,976.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$13,781,713
Depreciation	(1,826,851)

Net unrealized appreciation (depreciation) of investments	$11,954,862

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.